Impairment of non-current assets	6 Months Ended
Jun. 30, 2021
Impairment of non-current assets
Impairment of non-current assets

16.    Impairment of non-current assets

According to the behavior of the key market assumptions as of June 30, 2021, no factors or circumstances were identified that indicate that the book value of its assets may be above its recoverable value. In terms of supply, there has been a recovery since the Organization of the Petroleum Exporting Countries (OPEC) has represented a preponderant factor to keep the market balanced. Additionally, better refining margins and vaccination campaigns have advanced in several countries of the world, raising expectations of a sustained recovery. Thus, the net movement in impairment in 2021 is a recovery of COP$3,446 mainly for Refinería de Cartagena S.A.S. and Cenit, due to the recovery of certain materials classified as property, plant and equipment.

As of March 31, 2020, Ecopetrol performed a quantitative impairment analysis considering the pandemic situation that started in 2020 and its effect on market variables, adjusting the assumptions used in the December 31, 2019 assessment as follows:

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Oil price - Brent: The price was adjusted for the first year (2020) going from US COP$ 55.61/Bl to US COP$ 40.00/Bl, the medium and long-term curve was maintained as it was used for the end of 2019. The quality differentials and refining margins were adjusted at this new price.

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Discount rates: were updated with the macroeconomic variables after the price war began, for the exploration and production segment were used 5.47% and for investments in companies 7.21%. The volatility of the market variables used to calculate the weighted average cost of capital could generate significant variations in discount rates.

In terms of the Oil and gas reserve balance as of March 31, 2020, the inputs and other assumptions remained constant as at the end of 2019.

As of June 2020, the impairment recognition corresponds to property, plant and equipment ($655,087), natural resources ($495,656), investments in associates and joint ventures ($53,249) and other non-current assets ($287). The main production wells that recognized impairment expenses were Casabe, Tibú, Jazmin, Lisama and Hobo at Ecopetrol; Espinal, La Hocha, Cupia and La Punta in Hocol, and in K2 in America. An additional impairment was recognized in Offshore International Group.